Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 57	$ 1,527
Accounts receivable, net		2
Finished goods inventories, net		98
Prepaid expenses	505	538
Other current assets	117	55
Held for sale assets		65
Total current assets	679	2,285
Property and equipment, net	70	129
Intangible assets, net	2,878	3,902
Operating lease right of use assets	283
Other assets, net	16	15
Total assets	3,926	6,331
CURRENT LIABILITIES:
Accounts payable	2,328	655
Accrued expenses:
Salaries and wages	78	122
Professional fees	499	379
Statutory court costs	369	114
Other accrued expenses	1,081	563
Related party note payable, current portion	86	37
Secured note payable, current portion	1,222	2,400
Unsecured notes payable	225
Operating lease liabilities, current portion	250	86
Total current liabilities	6,138	4,356
LONG-TERM LIABILITES:
Secured contingent payment obligation	26,651	25,557
Convertible notes, net	2,733	837
Related party note payable, net of current portion	793	799
Operating lease liabilities, net of current portion	305	91
Other long-term liabilities	403	1
Total long-term liabilities	30,885	27,285
Total liabilities	37,023	31,641
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' DEFICIT:
Common stock, $.01 par value, 110,000 and 75,000 shares authorized, 34,097 and 28,677 issued and outstanding at December 31, 2019 and 2018, respectively	341	287
Warrants outstanding	1,330	1,810
Additional paid-in capital	367,015	364,885
Accumulated deficit	(401,783)	(392,292)
Total shareholders' deficit	(33,097)	(25,310)
Total liabilities and shareholders' deficit	$ 3,926	$ 6,331